Share capital - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 12, 2007 USD ($)	Jun. 29, 2007 shares	Dec. 31, 2021 USD ($) shares year $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares year	Dec. 31, 2020 USD ($) shares $ / shares	Feb. 22, 2022 $ / shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Dividends paid (in USD per share) | $ / shares			$ 0.04
Dividends paid | $			$ 170,000		$ 116,000
Shares issued on exercise of stock options | $			$ 6,435		$ 44,651
Number of options exercised (in shares) | shares			3,052,000		19,265,000
Cash proceeds from exercise of options | $			$ 6,435		$ 46,152
Proceeds from exercise of options pending issuance in prior year | $					$ 1,000
Number of options granted (in shares) | shares			19,461,000		395,000
Risk free annual interest rate			0.70%		1.60%
Dividend yield rate					1.00%
Weighted average exercise price, options exercised (in Cdn.$per share) | $ / shares				$ 5.66		$ 7.12
Number of common shares redeemable from each RSU (in shares) | shares			1
Incentive Plan
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options | $	$ 4,955
Number of options granted (in shares) | shares		4,955,000
Stock Options
Disclosure of classes of share capital [line items]
Term of options granted (in years)			5 years		5 years
Award vesting period (in years)			5 years		3 years
Fair value of shares from share-based payment transactions | $			$ 23,000	$ 23,000	$ 1,000	$ 1,000
Share-based payments expense | $			13,000		5,000
Share-based payments expense, capitalized to mining interests | $			2,000		0
Restricted Share Units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			7,000	$ 7,000	6,000	$ 6,000
Share-based payments expense | $			$ 6,000		$ 7,000
Number of shares granted (in shares) | shares			1,329,000		1,777,000
Number of DSUs outstanding in share-based payment arrangement (in shares) | shares			3,679,000	3,679,000	4,334,000	4,334,000		3,934,000
Deferred Share Unit
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 1,000	$ 1,000	$ 1,000	$ 1,000
Share-based payments expense | $			$ 1,000		$ 3,000
Number of shares granted (in shares) | shares			400,000		400,000
Measurement period			5 days
Number of DSUs outstanding in share-based payment arrangement (in shares) | shares			2,000,000	2,000,000
Performance Share Units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 7,000	$ 7,000	$ 8,000	$ 8,000
Share-based payments expense | $			$ 4,000		$ 2,000
Number of shares granted (in shares) | shares			1,000,000		2,000,000
Number of other equity instruments issued in share-based payment arrangement (in shares) | shares			3,000,000	3,000,000
CANADA | Performance Share Units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)			0.81%		0.87%
UNITED STATES | Performance Share Units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)			0.35%		0.61%
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares				$ 4.34		$ 5.02
Expected volatility			50.00%		45.00%
Bottom of range | Performance Share Units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			0.00%
Expected volatility, performance share unit (in percentage)			32.00%		25.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares				$ 6.30		$ 8.53
Expected option life (in years) | year			3		3
Dividend yield rate			4.00%
Top of range | Performance Share Units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			200.00%
Expected volatility, performance share unit (in percentage)			99.00%		68.00%
Vesting 1 year from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting percent			33.33%
Vesting 2 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)			2 years
Award vesting percent			33.33%
Vesting 3 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)			3 years
Award vesting percent			33.33%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares			1,056,333,691	1,056,333,691
Ordinary shares | Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares held in trust under the Company's Incentive Plan (in shares) | shares			1,705,000	1,705,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares			0	0
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares			1,056,334,000	1,056,334,000	1,051,138,000	1,051,138,000		1,030,400,000
Shares issued on exercise of stock options | $			$ 6,435		$ 44,651
Number of options exercised (in shares) | shares			3,053,000		19,265,000
Dividends Declared
Disclosure of classes of share capital [line items]
Dividends declared (in USD per share) | $ / shares							$ 0.04